Share capital, share premium and own shares - Share capital and premium (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) Options £ / shares shares	Dec. 31, 2017 GBP (£) Options £ / shares shares	Dec. 31, 2016 GBP (£) Options shares	Dec. 31, 2015 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares	£ 0.05	£ 0.05
Number of issued shares at beginning of year | shares	2,587,175,445	2,581,061,573
Number of shares issued under share-based schemes | shares	5,868,964	6,113,872
Number of issued shares at end of year | shares	2,593,044,409	2,587,175,445	2,581,061,573
Equity at beginning of year	£ 16,094,000,000	£ 14,667,000,000	£ 12,956,000,000
New share capital subscribed	17,000,000	21,000,000	13,000,000
Equity at end of year	£ 17,267,000,000	£ 16,094,000,000	£ 14,667,000,000
Options outstanding under save as you earn schemes
Shares under option | Options	5,000,000	6,000,000	7,000,000
Share capital
Disclosure of classes of share capital
Equity at beginning of year	£ 129,000,000	£ 129,000,000	£ 128,000,000
New share capital subscribed	1,000,000		1,000,000
Equity at end of year	130,000,000	129,000,000	129,000,000
Share premium
Disclosure of classes of share capital
Equity at beginning of year	1,948,000,000	1,927,000,000	1,915,000,000
New share capital subscribed	16,000,000	21,000,000	12,000,000
Equity at end of year	£ 1,964,000,000	£ 1,948,000,000	£ 1,927,000,000
SAYE options
Options outstanding under save as you earn schemes
Shares under option | Options	4,885,804	6,448,853	7,100,000	8,800,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Exercise price	£ 9.01	£ 6.29
SAYE options | Maximum
Options outstanding under save as you earn schemes
Exercise price	£ 14.55	£ 14.55